UNITED STATES
OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
OMB Number:   3235-0456
Washington, D.C. 20549

Expires: March 31, 2012
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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form
before preparing Form.  Please print
or type.

1. Name and address of issuer:
AllianceBernstein Equity Income Fund, Inc.
1345 Avenue of the Americas
New York, New York  10105

2.The name of each series or class
of securities for which this Form is
filed (If the Form is being filed for
all series and classes of securities
of the issuer, check the box but do
not list series or classes):  [x]

3. Investment Company Act File Number:
811-07916
Securities Act File Number:  033-66630

4(a). Last day of fiscal year for which
this Form is filed:  November 30, 2011

4(b). [__]  Check box if this Form is
being filed late (i.e., more than 90
calendar days after the end of the
fiscal year). (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4(c). [__] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:
(i)
Aggregate sale price of securities sold
during the fiscal year
Pursuant to section 24(f):
$253,410,395
(ii)
Aggregate price of securities redeemed or
repurchased during the fiscal year:
$81,792,881
(iii)
Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995 that
were not previously used to reduce
registration fees payable to the Commission:
$187,980,691
(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii)]:
$269,773,572
(v)
Net sales - If Item 5(i) is greater
than Item 5(iv)[subtract Item 5(iv)
from Item 5(i)]:
$0
(vi)
Redemption credits available for
use in future years - if Item 5(i)
is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:
$(16,363,177)
(vii)
Multiplier for determining registration
fee (See Instruction C.9):
x
$0.00011460
(viii)
Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
'O' if no fee is due):
=
$0

6. Prepaid Shares
If the response to item 5(i) was
determined by deducting an amount of
securities that were registered under the Securities Act of 1933 pursuant to rule
24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units)
deducted here: N/A.

If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years,
then state that number here:
N/A.

7. Interest due - if this Form is
being filed more than 90 days after
the end of the issuer's fiscal year
(see Instruction D):
+
$0

8. Total of the amount of the
registration fee due plus any
interest due [line 5(viii)
plus line 7]:
=
$0

9. Date the registration fee and
any interest payment was sent to
the Commission's lockbox
depository: N/A

Method of Delivery:
[  ]
Wire Transfer
[  ]
Mail or other means

SIGNATURE
This report has been signed
below by the following person
on behalf of the issuer and
in the capacity and on the
date indicated.

By (Signature and Title.)*
   /s/ Stephen M. Woetzel
Stephen M. Woetzel
Controller

Date: February 14, 2012

*Please print the name and title
of the signing officer below the
signature.